Document and Entity Information	Aug. 24, 2026
Cover [Abstract]
Entity Registrant Name	UNIFIRST CORP
Amendment Flag	false
Entity Central Index Key	0000717954
Document Type	8-K
Document Period End Date	Aug. 24, 2026
Entity Incorporation State Country Code	MA
Entity File Number	001-08504
Entity Tax Identification Number	04-2103460
Entity Address, Address Line One	68 Jonspin Road
Entity Address, City or Town	Wilmington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01887
City Area Code	(978)
Local Phone Number	658-8888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.10 par value per share
Trading Symbol	UNF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false